Schedule of net defined benefit liability (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Provisions [abstract]
Present value of the defined benefit obligation	$ 638,182
Fair value of plan assets	(187,893)
Net defined benefit liability	$ 450,289